Income taxes	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Income taxes
21. Income taxes

	Year ended March 31,
	2019		2020		2021
Income tax expense as per the consolidated statement of income	₹	25,242	₹	24,799	₹	30,345
Income tax included in other comprehensive income on:
Unrealized gains/(losses) on investment securities		(65)		(230)		226
Gains/(losses) on cash flow hedging derivatives		633		(1,165)		1,013
Remeasurements of the defined benefit plans		47		(196)		111

	₹	25,857	₹	23,208	₹	31,695

Income tax expense consist of the following :

	Year ended March 31,
	2019		2020		2021
Current taxes
Domestic	₹	17,987	₹	18,437	₹	19,773
Foreign		5,663		5,887		6,292

		23,650		24,324		26,065
Deferred taxes
Domestic		(180)		1,624		3,982
Foreign		1,772		(1,149)		298

		1,592		475		4,280

	₹	25,242	₹	24,799	₹	30,345

The reconciliation between the provision of income tax and amounts computed by applying the Indian statutory income tax rate to profit before taxes is as follows:

	Year ended March 31,
	2019		2020		2021
Profit before taxes	₹	115,415	₹	122,512	₹	139,007
Enacted income tax rate in India		34.94%		34.94%		34.94%

Computed expected tax expense		40,326		42,806		48,569
Effect of:
Income exempt from tax		(18,469)		(12,930)		(12,697)
Basis differences that will reverse during a tax holiday period		(796)		480		(2,268)
Income taxed at higher/ (lower) rates		(1,002)		(3,122)		(2,381)
Taxes related to income of prior years		(2,267)		(116)		(3,861)
Changes in unrecognized deferred tax assets		3,972		(3,898)		1,096
Expenses disallowed for tax purpose		3,503		1,785		1,879
Others, net		(25)		(206)		8

Income tax expense	₹	25,242	₹	24,799	₹	30,345

Effective income tax rate		21.87%		20.24%		21.83%

The components of deferred tax assets and liabilities are as follows:

	As at March 31,
	2020		2021
Carry forward losses *	₹	2,044	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		5,115
Allowances for lifetime expected credit loss		3,921		3,208
Minimum alternate tax		3,425		—
Cash flow hedges		561		—
Contract asset		—		91
Others		—		90

		14,945		10,141

Property, plant and equipment		(686)		(1,268)
Amortizable goodwill		(2,166)		(2,065)
Intangible assets		(1,541)		(1,249)
Interest income and fair value movement of investments		(626)		(1,582)
Cash flow hedges		—		(452)
Contract liabilities		(11)		—
SEZ Re-investment Reserve		(6,614)		(6,494)
Others		(121)		—

		(11,765)		(13,110)

Net deferred tax assets	₹	3,180	₹	(2,969)
Amounts presented in consolidated statement of financial position:
Deferred tax assets	₹	6,005	₹	1,664
Deferred tax liabilities	₹	(2,825)	₹	(4,633)

*	Includes deferred tax asset recognized on carry forward losses pertaining to business combinations.
Movement in deferred tax assets and liabilities

Movement during the year ended March 31, 2019	As at April 1, 2018		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		Others		As at March 31, 2019
Carry forward losses	₹	5,694	₹	(2,879)	₹	334	₹	—	₹	3,149
Trade payables, accrued expenses and other liabilities		3,107		295		(22)		333		3,713
Allowances for lifetime expected credit loss		4,499		9		2		11		4,521
Minimum alternate tax		74		(74)		—		—		—
Property, plant and equipment		(2,166)		219		(94)		201		(1,840)
Amortizable goodwill		(1,810)		16		(105)		—		(1,899)
Intangible assets		(3,190)		1,076		(181)		—		(2,295)
Interest income and fair value movement of investments		(1,712)		186		71		—		(1,455)
Cash flow hedges		29		—		(633)		—		(604)
Contract liabilities		(273)		(1)		(15)		—		(289)
SEZ Re-investment Reserve		—		(1,132)		—		—		(1,132)
Others		(403)		693		27		1		318

Total	₹	3,849	₹	(1,592)	₹	(616)	₹	546	₹	2,187

Movement during the year ended March 31, 2020	As at April 1, 2019		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		On account of business combination		As at March 31, 2020
Carry forward losses	₹	3,149	₹	(1,287)	₹	182	₹	—	₹	2,044
Trade payables, accrued expenses and other liabilities		3,713		1,033		248		—		4,994
Allowances for lifetime expected credit loss		4,521		(591)		(9)		—		3,921
Minimum alternate tax		—		3,425		—		—		3,425
Property, plant and equipment		(1,840)		1,150		4		—		(686)
Amortizable goodwill		(1,899)		(92)		(175)		—		(2,166)
Intangible assets		(2,295)		1,021		(90)		(177)		(1,541)
Interest income and fair value movement of investments		(1,455)		599		230		—		(626)
Cash flow hedges		(604)		—		1,165		—		561
Contract liabilities		(289)		285		(7)		—		(11)
SEZ Re-investment Reserve		(1,132)		(5,482)		—		—		(6,614)
Others		318		(536)		97		—		(121)

Total	₹	2,187	₹	(475)	₹	1,645	₹	(177)	₹	3,180

Movement during the year ended March 31, 2021	As at April 1, 2020		Credit/(charge) in the consolidated statement of income		Credit/(charge) in other comprehensive income *		Others		As at March 31, 2021
Carry forward losses	₹	2,044	₹	(230)	₹	(22)	₹	(155)	₹	1,637
Trade payables, accrued expenses and other liabilities		4,994		279		(171)		13		5,115
Allowances for lifetime expected credit loss		3,921		(734)		21		—		3,208
Minimum alternate tax		3,425		(3,425)		—		—		—
Property, plant and equipment		(686)		(649)		66		1		(1,268)
Amortizable goodwill		(2,166)		34		67		—		(2,065)
Intangible assets		(1,541)		759		(55)		(412)		(1,249)
Interest income and fair value movement of investments		(626)		(730)		(226)		—		(1,582)
Cash flow hedges		561		—		(1,013)		—		(452)
Contract asset / (Contract liabilities)		(11)		101		4		(3)		91
SEZ Re-investment Reserve		(6,614)		120		—		—		(6,494)
Others		(121)		195		16		—		90

Total	₹	3,180	₹	(4,280)	₹	(1,313)	₹	(556)	₹	(2,969)

*	Includes impact of foreign currency translation.
Deferred taxes on unrealized foreign exchange gain / loss relating to cash flow hedges, fair value movements in investments and remeasurements of the defined benefit plans are recognized in other comprehensive income. Deferred tax liability on the intangible assets identified and carry forward losses on acquisitions is recorded by an adjustment to goodwill. Other than these, the change in deferred tax assets and liabilities is primarily recorded in the consolidated statement of income.
In assessing the realizability of deferred tax assets, the Company considers the extent to which it is probable that the deferred tax asset will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable profits during the periods in which those temporary differences and tax loss carry-forwards become deductible. The Company considers the expected reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. Based on this, the Company believes that it is probable that the Company will realize the benefits of these deductible differences. The amount of deferred tax asset considered realizable, however, could be reduced in the near term if the estimates of future taxable income during the carry-forward period are reduced.
Deferred tax asset amounting to
₹
8,124 and
₹
8,676 as at March 31, 2020 and 2021, respectively in respect of unused tax losses have not been recognized by the Company. The tax loss carry-forwards of
₹
29,736 and
₹
31,993 as at March 31, 2020 and 2021, respectively, on which deferred tax asset has not been recognized by the Company, because it is probable that future taxable profits will not be available against which the unused tax losses can be utilized in the foreseeable future. Approximately,
₹
14,429, and
₹
17,691 as at March 31, 2020 and 2021, respectively, of these tax loss carry-forwards is not currently subject to expiration dates. The remaining tax loss carry-forwards of approximately
₹
15,307 and
₹
14,302 as at March 31, 2020 and 2021, respectively, expires in various years through fiscal year 2038.
The Company has recognized deferred tax assets of

₹

2,044 and

₹

1,637 primarily in respect of carry forward losses including certain subsidiaries as at March 31, 2020 and 2021, respectively. Management’s projections of future taxable income and tax planning strategies support the assumption that it is probable that sufficient taxable income will be available to utilize these deferred tax assets.
The Company calculates its tax liability for domestic taxes after considering MAT. The excess tax paid under MAT provisions over and above normal tax liability can be carried forward and set-off against future tax liabilities computed under normal tax provisions. Deferred tax asset relating to MAT payment of
₹
3,425 and
₹
Nil has been recognized in the statement of consolidated financial position as at March 31, 2020 and 2021, respectively.
A substantial portion of the profits of the Company’s India operations are exempt from Indian income taxes being profits attributable to export operations and profits from units established under the Special Economic Zone Act, 2005 scheme. Units in designated special economic zones providing service on or after April 1, 2005 will be eligible for a deduction of 100 percent of profits or gains derived from the export of services for the first five years from commencement of provision of services and 50 percent of such profits and gains for a further five years. Certain tax benefits are also available for a further five years subject to the unit meeting defined conditions. Profits from certain other undertakings are also eligible for preferential tax treatment. The tax holiday period being currently available to the Company expires in various years through fiscal 2034-35. The impact of tax holidays has resulted in a decrease of current tax expense of
₹
15,390,
₹
11,963 and
₹
11,458 for the years ended March 31, 2019, 2020 and 2021, respectively, compared to the effective tax amounts that we estimate the Company would have been required to pay if these incentives had not been available. The per share effect of these tax incentives for the years ended March 31, 2019, 2020 and 2021 was
₹
2.56,
₹
2.05, and
₹
2.03, respectively.

Deferred income tax liabilities are recognized for all taxable temporary differences except in respect of taxable temporary differences associated with investments in subsidiaries where the timing of the reversal of the temporary difference can be controlled and it is probable that the temporary difference will not reverse in the foreseeable future. Accordingly, deferred income tax liabilities on cumulative earnings of subsidiaries amounting to

₹

56,391 and

₹

59,793 as at March 31, 2020 and 2021, respectively and branch profit tax @ 15% of the US branch profit have not been recognized. Further, it is not practicable to estimate the amount of the unrecognized deferred tax liabilities for these undistributed earnings.